Label	Element	Value
Trade receivables [member]
Other non-current assets	ifrs-full_OtherNoncurrentAssets	$ 15,800,000
Other non-current assets	ifrs-full_OtherNoncurrentAssets	15,800,000
Reclamation Fund [Member]
Other non-current assets	ifrs-full_OtherNoncurrentAssets	$ 18,700,000